Changes in Capital Accounts, At The Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 05, 2021	Dec. 31, 2020
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Number of shares sold during period (in shares)	0
Maximum [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM		$ 5,900